UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital (IOM) Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200

Signature, Place and Date of Signing:


/s/ Anderson Whamond            British Isles                   08/12/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        35

Form 13F Information Table Value Total:  $425,731
                                          -------
                                         (thousands)

List of Other Included Managers:

1. U.S. Global Investors, Inc. (as adviser to U.S. Global Accolade Funds-Eastern European Fund, for which Charlemagne Capital (IOM) Limited acts as sub-adviser)

                                                     FORM 13F INFORMATION TABLE

                                            US STOCK MONITOR HOLDINGS AS AT 30 JUNE 2005
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          COLUMN 1        COL 2            COLUMN 3      COLUMN 4        COLUMN 5        COL 6    COL 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                          TITLE                                                                                 VOTING AUTHORITY
                          OF                              VALUE     SHRS OR   SH/ PUT/   INVSTMT   OTHER   -------------------------
       NAME OF ISSUER     CLASS            CUSIP         (X$1000)   PRN AMT   PRN CALL   DSCRTN    MNGRS   SOLE       SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE
  C V                     SPON ADR L SHS   02364W 10 5    3,517        59,041 SH         Sole                 59,041
AU OPTRONICS CORP         SPONSORED ADR    002255 10 7    1,069        63,139 SH         Sole                 63,139
BANCO ITAU HLDG
  FINANCIERA S            SP ADR 500 PFD   059602 20 1      609         6,591 SH         Sole                  6,591
BRASKEM S A               SP ADR PDF A     105532 10 5      918        54,770 SH         Sole                 54,770
BRASIL TELECOM
  PARTICIPACOES           SPON ADR PFD     105530 10 9    1,281        35,616 SH         Sole                 35,616
CEN EUROPEAN DIST CORP    COM              153435 10 2    7,058       189,076 SH         Sole                189,076
CEN EUROPEAN DIST CORP    COM              153435 10 2    5,752       154,099 SH         Shared    1                    154,099
CEN EURO MEDIA
  ENTERPRISES             CL A NEW         G20045 20 2   60,381     1,248,054 SH         Sole              1,248,054
CEN EURO MEDIA
  ENTERPRISES             CL A NEW         G20045 20 2   13,133       271,460 SH         Shared    1                    271,460
CHINA LIFE INS CO LTD     SPON ADR REP H   16939P 10 6      817        30,000 SH         Sole                 30,000
CHINA MOBILE HONG KONG
  LTD                     SPONSORED ADR    16941M 10 9    1,552        83,495 SH         Sole                 83,495
CHINA UNICOM LTD          SPONSORED ADR    16945R 10 4      922       110,132 SH         Sole                110,132
CHINA PETE & CHEM CORP    SPON ADR H SHS   16941R 10 8    1,542        39,516 SH         Sole                 39,516
CPFL ENERGIA SA           SPONSORED ADR    126153 10 5    1,335        56,489 SH         Sole                 56,489
COMPANIA DE
  TELECOMUNICS CHI        SPON ADR NEW     204449 30 0    1,220       120,307 SH         Sole                120,307
COMPANHIA VALE DO RIO
  DOCE                    SPON ADR PFD     204412 10 0    1,321        52,125 SH         Sole                 52,125
ENERSIS S A               SPONSORED ADR    29274F 10 4      625        60,080 SH         Sole                 60,080
GRUPO AEROPORTUARIO DEL
  SURE                    SPON ADR SER B   40051E 20 2    4,266       134,434 SH         Sole                134,434
GRUPO TELEVISA SA DE CV   SP ADR REP ORD   40049J 20 6    1,565        25,222 SH         Sole                 25,222
ISHARES INC               MSCI SINGAPORE   464286 67 3   19,893     2,649,000 SH         Sole              2,649,000
KOOKMIN BK NEW            SPONSORED ADR    50049M 10 9    3,385        74,285 SH         Sole                 74,285
KOREA FD                  COM              500634 10 0    3,401       124,464 SH         Sole                124,464
LATIN AMERICAN
  DISCOVERY FUND INC      COM              51828C 10 6      322        16,136 SH         Sole                 16,136
MOBILE TELESYSTEMS OJSC   SPONSORED ADR    607409 10 9   78,949     2,347,225 SH         Sole              2,347,225
MOBILE TELESYSTEMS OJSC   SPONSORED ADR    607409 10 9   42,863     1,274,364 SH         Shared    1                  1,274,364
MECHEL STEEL GROUP OAO    SPONSORED ADR    583840 10 3   24,609       969,052 SH         Sole                969,052
MORGAN STANLEY INDIA
  INVS FD                 COM              61745C 10 5      224         6,992 SH         Sole                  6,992
PETROLEO BRASILEIRO SA
  PETRO                   SPONSORED ADR    71654V 10 1    7,471       162,508 SH         Sole                162,508
SASOL LTD                 SPONSORED ADR    803866 30 0      218         8,105 SH         Sole                  8,105
TAIWAN FUND INC           COM              874036 10 6    1,350       100,090 SH         Sole                100,090
TAIWAN SEMICONDUCTOR
  MFG LTD                 SPONSORED ADR    874039 10 0      134        14,774 SH         Sole                 14,774
TELEMIG CELULAR PART
  S A                     SPON ADR PFD     87944E 10 5    1,429        43,838 SH         Sole                 43,838
TENARIS S A               SPONSORED ADR    88031M 10 9    1,825        23,356 SH         Sole                 23,356
OPEN JT STK CO - VIMPEL
  COMMUN                  SPONSORED ADR    68370R 10 9   82,277     2,418,490 SH         Sole              2,418,490
OPEN JT STK CO - VIMPEL
  COMMUN                  SPONSORED ADR    68370R 10 9   48,498     1,425,596 SH         Shared    1                  1,425,596

23121.0001 #590492